American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

[american century investments logo and text logo ®]

CALIFORNIA HIGH-YIELD MUNICIPAL FUND * CALIFORNIA LONG-TERM TAX-FREE FUND
CALIFORNIA TAX-FREE BOND FUND * CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement  dated July 22,  2008 * Statement  of  Additional  Information  dated
January 1, 2008

THE FOLLOWING IS ADDED TO THE OTHER ACCOUNTS MANAGED ENTRY FOR California
Tax-Free Bond ON PAGE 45 OF THE SAI.

OTHER ACCOUNTS MANAGED (AUGUST 31, 2007)
---------------------------------------------------------------------------------------
                                                                         OTHER
                                                                         ACCOUNTS
                                     REGISTERED                          (E.G.,
                                     INVESTMENT        OTHER POOLED      SEPARATE
                                     COMPANIES         INVESTMENT        ACCOUNTS AND
                                     (E.G., OTHER      VEHICLES (E.G.,   CORPORATE
                                     AMERICAN          COMMINGLED        ACCOUNTS,
                                     CENTURY FUNDS     TRUSTS            INCLUDING
                                     AND AMERICAN      AND 529           INCUBATION
                                     CENTURY -         EDUCATION         STRATEGIES AND
                                     SUBADVISED        SAVINGS           CORPORATE
                                     FUNDS)            PLANS)            MONEY)
---------------------------------------------------------------------------------------
California Tax-Free Bond
---------------------------------------------------------------------------------------
Joseph Gotelli(1)  Number of Other   1                 0                 0
                   Accounts Managed
                   --------------------------------------------------------------------
                   Assets in Other   $602,666,245      N/A               N/A
                   Accounts Managed
---------------------------------------------------------------------------------------

(1)  MR. GOTELLI BECAME A PORTFOLIO MANAGER ON JULY 9, 2008. INFORMATION IS
     PROVIDED AS OF THAT DATE.

THE FOLLOWING IS ADDED TO THE Ownership of Securities ENTRY FOR California
Tax-Free Bond Fund ON PAGE 47 OF THE SAI.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
California Tax-Free Bond Fund
          Joseph Gotelli(1)         A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. GOTELLI BECAME A PORTFOLIO MANAGER ON JULY 9, 2008. INFORMATION IS
     PROVIDED AS OF THAT DATE.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61534 0807